Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Dividends	Infrastructure	Total Payments
Seguela Mine
Total	$ 32,091,295	$ 26,608,537	$ 575,937	$ 402,806			$ 59,678,574
Yaramoko Mine
Total	3,633,488	30,386,990	3,743,213	436,778	$ 920,530		39,121,000
San Jose Mine
Total	2,103,303	3,797,484	1,535,341	$ 766,678		$ 1,548,976	9,751,781
Lindero
Total	14,591,018	5,862,116	542,126				20,995,259
Caylloma
Total	$ 12,553,768	$ 378,367	$ 569,871				$ 13,502,006